Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CALVERT IMPACT FUND INC
Entity Central Index Key	0001121624
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000047593
Shareholder Report [Line Items]
Fund Name	Calvert Global Energy Solutions Fund
Class Name	Class A
Trading Symbol	CGAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Global Energy Solutions Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.24%	[1]
AssetsNet	$ 171,693,480
Holdings Count | Holding	173
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$171,693,480
# of Portfolio Holdings	173
Portfolio Turnover Rate	13%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	27.3%
Denmark	3.3%
United Kingdom	3.9%
Japan	4.3%
France	4.3%
Taiwan	4.8%
Spain	4.8%
Canada	5.3%
China	5.7%
Germany	6.0%
United States	30.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Neste OYJ	1.3%
SSE PLC	1.1%
Orsted AS	1.0%
Boralex, Inc., Class A	1.0%
EDP SA	1.0%
Ormat Technologies, Inc.	1.0%
Verbund AG	1.0%
Brookfield Renewable Partners LP	1.0%
Northland Power, Inc.	1.0%
Elia Group SA	0.9%
Total	10.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000047595
Shareholder Report [Line Items]
Fund Name	Calvert Global Energy Solutions Fund
Class Name	Class C
Trading Symbol	CGACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Global Energy Solutions Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105	1.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.99%	[2]
AssetsNet	$ 171,693,480
Holdings Count | Holding	173
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$171,693,480
# of Portfolio Holdings	173
Portfolio Turnover Rate	13%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	27.3%
Denmark	3.3%
United Kingdom	3.9%
Japan	4.3%
France	4.3%
Taiwan	4.8%
Spain	4.8%
Canada	5.3%
China	5.7%
Germany	6.0%
United States	30.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Neste OYJ	1.3%
SSE PLC	1.1%
Orsted AS	1.0%
Boralex, Inc., Class A	1.0%
EDP SA	1.0%
Ormat Technologies, Inc.	1.0%
Verbund AG	1.0%
Brookfield Renewable Partners LP	1.0%
Northland Power, Inc.	1.0%
Elia Group SA	0.9%
Total	10.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000047596
Shareholder Report [Line Items]
Fund Name	Calvert Global Energy Solutions Fund
Class Name	Class I
Trading Symbol	CAEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Global Energy Solutions Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%	[3]
AssetsNet	$ 171,693,480
Holdings Count | Holding	173
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$171,693,480
# of Portfolio Holdings	173
Portfolio Turnover Rate	13%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	27.3%
Denmark	3.3%
United Kingdom	3.9%
Japan	4.3%
France	4.3%
Taiwan	4.8%
Spain	4.8%
Canada	5.3%
China	5.7%
Germany	6.0%
United States	30.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Neste OYJ	1.3%
SSE PLC	1.1%
Orsted AS	1.0%
Boralex, Inc., Class A	1.0%
EDP SA	1.0%
Ormat Technologies, Inc.	1.0%
Verbund AG	1.0%
Brookfield Renewable Partners LP	1.0%
Northland Power, Inc.	1.0%
Elia Group SA	0.9%
Total	10.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000070983
Shareholder Report [Line Items]
Fund Name	Calvert Global Water Fund
Class Name	Class A
Trading Symbol	CFWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Global Water Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%	[4]
AssetsNet	$ 540,363,647
Holdings Count | Holding	119
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$540,363,647
# of Portfolio Holdings	119
Portfolio Turnover Rate	14%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	10.5%
Canada	1.4%
Australia	1.8%
Italy	1.8%
France	3.1%
Switzerland	4.2%
Brazil	4.6%
China	4.8%
Japan	6.5%
United Kingdom	8.2%
United States	53.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
American Water Works Co., Inc.	1.8%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP), ADR	1.8%
Essential Utilities, Inc.	1.7%
Veolia Environnement SA	1.7%
United Utilities Group PLC	1.6%
Ecolab, Inc.	1.6%
Severn Trent PLC	1.6%
Waters Corp.	1.6%
Xylem, Inc.	1.5%
Veralto Corp.	1.4%
Total	16.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000070984
Shareholder Report [Line Items]
Fund Name	Calvert Global Water Fund
Class Name	Class C
Trading Symbol	CFWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Global Water Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.99%	[5]
AssetsNet	$ 540,363,647
Holdings Count | Holding	119
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$540,363,647
# of Portfolio Holdings	119
Portfolio Turnover Rate	14%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	10.5%
Canada	1.4%
Australia	1.8%
Italy	1.8%
France	3.1%
Switzerland	4.2%
Brazil	4.6%
China	4.8%
Japan	6.5%
United Kingdom	8.2%
United States	53.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
American Water Works Co., Inc.	1.8%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP), ADR	1.8%
Essential Utilities, Inc.	1.7%
Veolia Environnement SA	1.7%
United Utilities Group PLC	1.6%
Ecolab, Inc.	1.6%
Severn Trent PLC	1.6%
Waters Corp.	1.6%
Xylem, Inc.	1.5%
Veralto Corp.	1.4%
Total	16.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000139783
Shareholder Report [Line Items]
Fund Name	Calvert Global Water Fund
Class Name	Class I
Trading Symbol	CFWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Global Water Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%	[6]
AssetsNet	$ 540,363,647
Holdings Count | Holding	119
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$540,363,647
# of Portfolio Holdings	119
Portfolio Turnover Rate	14%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	10.5%
Canada	1.4%
Australia	1.8%
Italy	1.8%
France	3.1%
Switzerland	4.2%
Brazil	4.6%
China	4.8%
Japan	6.5%
United Kingdom	8.2%
United States	53.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
American Water Works Co., Inc.	1.8%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP), ADR	1.8%
Essential Utilities, Inc.	1.7%
Veolia Environnement SA	1.7%
United Utilities Group PLC	1.6%
Ecolab, Inc.	1.6%
Severn Trent PLC	1.6%
Waters Corp.	1.6%
Xylem, Inc.	1.5%
Veralto Corp.	1.4%
Total	16.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000131729
Shareholder Report [Line Items]
Fund Name	Calvert Green Bond Fund
Class Name	Class A
Trading Symbol	CGAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Green Bond Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[7]
AssetsNet	$ 822,909,823
Holdings Count | Holding	192
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$822,909,823
# of Portfolio Holdings	192
Portfolio Turnover Rate	13%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.8%
Preferred Stocks	1.0%
Taxable Municipal Obligations	1.3%
Short-Term Investments	4.3%
Sovereign Government Bonds	9.1%
Asset-Backed Securities	10.5%
Commercial Mortgage-Backed Securities	11.3%
U.S. Government Agency Mortgage-Backed Securities	17.4%
Corporate Bonds	44.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	8.5%
Not Rated	0.1%
B	1.0%
BB	2.1%
BBB	20.2%
A	22.0%
AA	6.5%
AAA	39.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000131731
Shareholder Report [Line Items]
Fund Name	Calvert Green Bond Fund
Class Name	Class I
Trading Symbol	CGBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Green Bond Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[8]
AssetsNet	$ 822,909,823
Holdings Count | Holding	192
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$822,909,823
# of Portfolio Holdings	192
Portfolio Turnover Rate	13%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.8%
Preferred Stocks	1.0%
Taxable Municipal Obligations	1.3%
Short-Term Investments	4.3%
Sovereign Government Bonds	9.1%
Asset-Backed Securities	10.5%
Commercial Mortgage-Backed Securities	11.3%
U.S. Government Agency Mortgage-Backed Securities	17.4%
Corporate Bonds	44.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	8.5%
Not Rated	0.1%
B	1.0%
BB	2.1%
BBB	20.2%
A	22.0%
AA	6.5%
AAA	39.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000211124
Shareholder Report [Line Items]
Fund Name	Calvert Green Bond Fund
Class Name	Class R6
Trading Symbol	CBGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Green Bond Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$22	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[9]
AssetsNet	$ 822,909,823
Holdings Count | Holding	192
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$822,909,823
# of Portfolio Holdings	192
Portfolio Turnover Rate	13%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.8%
Preferred Stocks	1.0%
Taxable Municipal Obligations	1.3%
Short-Term Investments	4.3%
Sovereign Government Bonds	9.1%
Asset-Backed Securities	10.5%
Commercial Mortgage-Backed Securities	11.3%
U.S. Government Agency Mortgage-Backed Securities	17.4%
Corporate Bonds	44.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	8.5%
Not Rated	0.1%
B	1.0%
BB	2.1%
BBB	20.2%
A	22.0%
AA	6.5%
AAA	39.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023745
Shareholder Report [Line Items]
Fund Name	Calvert Small-Cap Fund
Class Name	Class A
Trading Symbol	CCVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Small-Cap Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.22%	[10]
AssetsNet	$ 1,500,929,921
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,500,929,921
# of Portfolio Holdings	67
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.0%
Energy	1.1%
Utilities	2.8%
Consumer Staples	3.2%
Health Care	6.9%
Materials	7.1%
Real Estate	7.1%
Information Technology	12.1%
Consumer Discretionary	15.6%
Financials	20.2%
Industrials	22.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Community Financial System, Inc.	3.3%
CSW Industrials, Inc.	3.2%
Franklin Electric Co., Inc.	3.1%
Valvoline, Inc.	2.9%
Dorman Products, Inc.	2.9%
Diodes, Inc.	2.8%
IDACORP, Inc.	2.8%
Donaldson Co., Inc.	2.8%
Essential Properties Realty Trust, Inc.	2.7%
Aramark	2.7%
Total	29.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023746
Shareholder Report [Line Items]
Fund Name	Calvert Small-Cap Fund
Class Name	Class C
Trading Symbol	CSCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Small-Cap Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.97%	[11]
AssetsNet	$ 1,500,929,921
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,500,929,921
# of Portfolio Holdings	67
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.0%
Energy	1.1%
Utilities	2.8%
Consumer Staples	3.2%
Health Care	6.9%
Materials	7.1%
Real Estate	7.1%
Information Technology	12.1%
Consumer Discretionary	15.6%
Financials	20.2%
Industrials	22.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Community Financial System, Inc.	3.3%
CSW Industrials, Inc.	3.2%
Franklin Electric Co., Inc.	3.1%
Valvoline, Inc.	2.9%
Dorman Products, Inc.	2.9%
Diodes, Inc.	2.8%
IDACORP, Inc.	2.8%
Donaldson Co., Inc.	2.8%
Essential Properties Realty Trust, Inc.	2.7%
Aramark	2.7%
Total	29.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023747
Shareholder Report [Line Items]
Fund Name	Calvert Small-Cap Fund
Class Name	Class I
Trading Symbol	CSVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Small-Cap Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.98%	[12]
AssetsNet	$ 1,500,929,921
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,500,929,921
# of Portfolio Holdings	67
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.0%
Energy	1.1%
Utilities	2.8%
Consumer Staples	3.2%
Health Care	6.9%
Materials	7.1%
Real Estate	7.1%
Information Technology	12.1%
Consumer Discretionary	15.6%
Financials	20.2%
Industrials	22.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Community Financial System, Inc.	3.3%
CSW Industrials, Inc.	3.2%
Franklin Electric Co., Inc.	3.1%
Valvoline, Inc.	2.9%
Dorman Products, Inc.	2.9%
Diodes, Inc.	2.8%
IDACORP, Inc.	2.8%
Donaldson Co., Inc.	2.8%
Essential Properties Realty Trust, Inc.	2.7%
Aramark	2.7%
Total	29.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000211123
Shareholder Report [Line Items]
Fund Name	Calvert Small-Cap Fund
Class Name	Class R6
Trading Symbol	CALRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Small-Cap Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%	[13]
AssetsNet	$ 1,500,929,921
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,500,929,921
# of Portfolio Holdings	67
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.0%
Energy	1.1%
Utilities	2.8%
Consumer Staples	3.2%
Health Care	6.9%
Materials	7.1%
Real Estate	7.1%
Information Technology	12.1%
Consumer Discretionary	15.6%
Financials	20.2%
Industrials	22.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Community Financial System, Inc.	3.3%
CSW Industrials, Inc.	3.2%
Franklin Electric Co., Inc.	3.1%
Valvoline, Inc.	2.9%
Dorman Products, Inc.	2.9%
Diodes, Inc.	2.8%
IDACORP, Inc.	2.8%
Donaldson Co., Inc.	2.8%
Essential Properties Realty Trust, Inc.	2.7%
Aramark	2.7%
Total	29.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized